EMPLOYEE BENEFITS - Defined benefit pension plan - Current expenses (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current expenses of the defined benefit pension plans
Cost of current service	R$ 74,840	R$ 69,323	R$ 54,518
Interest expense	170,897	191,326	189,544
Return on plan assets	(136,933)	(156,475)	(163,148)
Past service cost	7,093	3,967	2,302
Settlement	(847)	(11,609)	(4,712)
Interest cost on unrecoverable surplus	4,371	7,413	16,247
Net pension cost (benefit)	R$ 119,421	R$ 103,945	R$ 94,751